Condensed Statements of Changes in Shareholders' Deficit (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Statement of Stockholders' Equity [Abstract]
Proceeds from sale (in Shares) | shares	5,566,667
Private Placement Warrants	$ 1.5
Fair value per warrant	$ 1.41